ACQUISITION	12 Months Ended
Dec. 31, 2018
ACQUISITION
12. ACQUISITIONS
On August 23, 2018, one of our wholly owned subsidiaries acquired Alert Labs Inc., a technology company based in Ontario, Canada for cash consideration of $
5,889
and the issuance of 23,873 shares of Common stock having a fair value of $3,991, net of a discount for lack of marketability, less $171 related to our previously held equity interest. In addition, 23,230 shares of Common stock having a fair value of $3,026 were issued into escrow as contingent consideration, all of which are subject to certain performance metrics within a three-year measurement period. The purchase price resulted in the recognition of $14,941 in goodwill and intangibles. The fair value of the identified intangible assets was $1,640 and consisted of $1,600 in patented and unpatented technologies and $40 in customer relationships to be amortized over a seven year period. The tax basis of the acquired goodwill recognized is not deductible for income tax purposes.
On November 30, 2018, one of our wholly owned subsidiaries acquired certain assets and assumed certain liabilities of a wholesale distributor of air conditioning and heating products operating from three locations in North Carolina.
The results of operations of these acquisitions have been included in the consolidated financial statements from their respective dates of acquisition. The pro forma effect of the acquisitions were not deemed significant to the consolidated financial statements.